MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
                        TWO WORLD TRADE CENTER
                       NEW YORK, NEW YORK 10048




                                        December 8, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Morgan Stanley Dean Witter European Growth Fund Inc.
     File 33-33530
     Rule 497(j) Filing

Dear Sir/Madam:

      On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on December 1, 1998.




                                        Very truly yours,
                                    /S/ Frank Bruttomesso
                                        Frank Bruttomesso
                                        Assistant Secretary





cc: Randolph Koch
    Barry Fink